UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      October 31, 2001

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Value Total: $805,350,717


      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 ADC Telecommunications, In COMMON 000886101         523,500     150,000 N        X                       150,000
 Analog Devices, Inc.       COMMON 032654105       2,452,500      75,000 N        X                        75,000
 Adams Express Company      COMMON 006212104       1,157,223      77,666 N        X                        77,666
 American International Gro COMMON 026874107      15,210,000     195,000 N        X                       195,000
 Alkermes, Inc.             COMMON 01642T108       4,307,600     220,000 N        X                       220,000
 AmerUs Group Co.           COMMON 03072M108      11,264,000     320,000 N        X                       320,000
 AMR Corporation            COMMON 001765106       9,570,000     500,000 N        X                       500,000
 ANADIGICS, Inc.            COMMON 032515108       4,544,500     372,500 N        X                       372,500
 Annuity and Life Re (Holdi COMMON G03910109      18,672,500     550,000 N        X                       550,000
 AXT, Inc.                  COMMON 00246W103       1,945,100     183,500 N        X                       183,500
 The Boeing Company         COMMON 097023105      16,750,000     500,000 N        X                       500,000
 Bookham Technology plc     COMMON 09856Q108         256,000     200,000 N        X                       200,000
 Bristol-Myers Squibb Compa COMMON 110122108      23,613,000     425,000 N        X                       425,000
 BioReliance Corporation    COMMON 090951104       2,219,840     198,200 N        X                       198,200
 Berkshire Hathaway Inc.    COMMON 084670108      22,050,000         315 N        X                           315
 Brooks Automation, Inc.    COMMON 11434A100       4,653,250     175,000 N        X                       175,000
 Brooktrout, Inc.           COMMON 114580103         740,250     225,000 N        X                       225,000
 Coca-Cola Enterprises Inc. COMMON 191219104      11,505,000     750,000 N        X                       750,000
 Central Securities Corpora COMMON 155123102       1,694,142      73,980 N        X                        73,980
 Costco Companies, Inc.     COMMON 22160K105      24,003,000     675,000 N        X                       675,000
 Cox Communications, Inc. - COMMON 224044107      21,710,000     520,000 N        X                       520,000
 Cisco Systems, Inc.        COMMON 17275R102       6,820,800     560,000 N        X                       560,000
 Genentech, Inc.            COMMON 368710406      14,300,000     325,000 N        X                       325,000
 EMCORE Corporation         COMMON 290846104       1,686,320     197,000 N        X                       197,000
 Ethan Allen Interiors Inc. COMMON 297602104       7,562,500     275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370100      29,503,675   1,700,500 N        X                     1,700,500
 First Midwest Bancorp, Inc COMMON 320867104       7,262,700     215,000 N        X                       215,000
 Fusion Medical Technologie COMMON 361128101         180,000      40,000 N        X                        40,000
 Golden West Financial      COMMON 381317106      28,178,500     485,000 N        X                       485,000
 Genaera Corporation        COMMON 36867G100         688,500     270,000 N        X                       270,000
 The Home Depot, Inc.       COMMON 437076102      82,303,650   2,145,000 N        X                     2,145,000
 Health Net, Inc.           COMMON 42222G108       5,766,000     300,000 N        X                       300,000
 IDEC Pharmaceuticals Corpo COMMON 449370105      29,742,000     600,000 N        X                       600,000
 JDS Uniphase Corporation   COMMON 46612J101         316,000      50,000 N        X                        50,000
 John Hancock Financial Ser COMMON 41014S106      18,377,000     460,000 N        X                       460,000
 Johnson & Johnson          COMMON 478160104       8,587,000     155,000 N        X                       155,000
 Medtronic, Inc.            COMMON 585055106      12,615,000     290,000 N        X                       290,000
 MedImmune, Inc.            COMMON 584699102       8,515,570     239,000 N        X                       239,000
 MetLife, Inc.              COMMON 59156R108       7,425,000     250,000 N        X                       250,000
 Millennium Pharmaceuticals COMMON 599902103       2,131,200     120,000 N        X                       120,000
 Molex Incorporated Class A COMMON 608554200      16,827,750     692,500 N        X                       692,500
 M&T Bank Corporation       COMMON 55261F104      26,640,000     360,000 N        X                       360,000
 NTL Incorporated           COMMON 629407107         558,000     180,000 N        X                       180,000
 Annaly Mortgage Management COMMON 035710409       8,308,750     575,000 N        X                       575,000
 Newell Rubbermaid Inc.     COMMON 651229106       3,406,500     150,000 N        X                       150,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103       5,850,000     180,000 N        X                       180,000
 PepsiCo, Inc.              COMMON 713448108       8,487,500     175,000 N        X                       175,000
 Pfizer Inc                 COMMON 717081103      35,689,000     890,000 N        X                       890,000
 PartnerRe Ltd.             COMMON G6852T105      27,082,500     575,000 N        X                       575,000
 PRI Automation, Inc.       COMMON 69357H106       3,206,400     320,000 N        X                       320,000
 PSC Inc.                   COMMON 69361E107         251,600     340,000 N        X                       340,000
 Everest Re Group, Ltd.     COMMON G3223R108      39,467,000     610,000 N        X                       610,000
 Repsol, S.A. - ADR         COMMON 76026T205      10,192,000     700,000 N        X                       700,000
 Reinsurance Group of Ameri COMMON 759351109      18,760,500     550,000 N        X                       550,000
 Royce Value Trust          COMMON 780910105         920,097      69,863 N        X                        69,863
 Silicon Graphics, Inc.     COMMON 827056102         138,230     300,500 N        X                       300,500
 SunTrust Banks, Inc.       COMMON 867914103      17,316,000     260,000 N        X                       260,000
 THREE-FIVE SYSTEMS, INC.   COMMON 88554L108       3,985,000     250,000 N        X                       250,000
 The TJX Companies, Inc.    COMMON 872540109      43,592,500   1,325,000 N        X                     1,325,000
 Transatlantic Holdings, In COMMON 893521104      19,425,800     230,000 N        X                       230,000
 Tri-Continental Corporatio COMMON 895436103       1,119,850      61,194 N        X                        61,194
 Uniroyal Technology Corpor COMMON 909163107       1,249,720     398,000 N        X                       398,000
 Viewpoint Corporation      COMMON 92672P108         782,000     230,000 N        X                       230,000
 Wind River Systems, Inc.   COMMON 973149107       1,575,000     150,000 N        X                       150,000
 Waste Management, Inc.     COMMON 94106L109       7,487,200     280,000 N        X                       280,000
 Wal-Mart Stores, Inc.      COMMON 931142103      28,215,000     570,000 N        X                       570,000
 Zygo Corporation           COMMON 989855101       1,031,000     100,000 N        X                       100,000
 Zarlink Semiconductor Inc. COMMON 989139100       2,983,000     380,000 N        X                       380,000
